Cash and cash equivalents	12 Months Ended
Dec. 31, 2017
Cash and cash equivalents [Abstract]
Cash and cash equivalents
5.	Cash and cash equivalents

Cash and cash equivalents represent cash on hand and demand deposits placed with banks or other financial institutions. Cash and cash equivalents balance as of December 31, 2016 and 2017 primarily consist of the following currencies:

	December 31, 2016		December 31, 2017
	Amount	RMB equivalent	Amount	RMB equivalent

RMB	1,536,947	1,536,947	1,627,044	1,627,044
US$	6,171	42,796	151,529	990,388
Total		1,579,743		2,617,432